Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and contingencies
Schedule of future minimum contractual time charter revenue

As of June 30,	2024	2023
Within one year	—	3,006,750
Total	—	$3,006,750